[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (98.3%)
(Unless Otherwise Noted)
Argentina (0.9%)
Energy Equipment & Services
Tenaris SA ADR		14,980	$2,065
Brazil (58.5%)
Aerospace & Defense
Empresa Brasileira de Aeronautica SA ADR		144,310	5,570
Airlines
Gol Linhas Aereas Inteligentes SA ADR		29,990	973
Chemicals
Braskem SA (Preference)		24,726	253
Braskem SA ADR		64,000	1,326
			1,579
Commercial Banks
Banco Bradesco SA (Preference)		46,886	2,287
Banco Bradesco SA ADR		96,965	4,744
Banco Itau Holding Financeira SA (Preference)		12,735	3,023
Banco Itau Holding Financeira SA ADR		75,121	8,914
Banco Nacional SA (Preferred)	(a)	95,420,000	@—
Investimentos Itaus SA (Preference)		619,390	1,766
Unibanco - Uniao de Bancos Brasileiros SA		135,736	1,427
Unibanco - Uniao de Bancos Brasileiros SA GDR		146,510	7,707
			29,868
Diversified Financial Services
Bradespar SA (Preference)		129,780	3,623
Diversified Telecommunication Services
Brasil Telecom SA (Preference)		1,361,409	7
Embratel Participacoes SA (Preference)	(a)	1,208,651,961	2,796
			2,803
Electric Utilities
CEMIG SA (Preference)		12,616,670	478
CEMIG SA ADR		72,133	2,747
Centrais Electricas Brasileiras SA (Preference)		197,941,000	3,834
CPFL Energia SA		137,900	1,466
CPFL Energia SA ADR		38,600	1,230
			9,755
Metals & Mining
CVRD ADR		683,146	26,581
CVRD, ‘A’ (Preference)		16,803	653
Gerdau SA		57,765	673
Gerdau SA (Preference)		205,265	3,056
Gerdau SA ADR		176,915	2,641
			33,604
Oil & Gas
Petroleo Brasileiro SA (Preference)		118,712	1,893
Petroleo Brasileiro SA ADR (Preference)		471,498	30,058
Petroleo Brasileiro SA ADR		140,941	10,076
			42,027
Paper & Forest Products
Suzano Bahia Sul Papel e Celulose SA (Preference)		165,070	929
Personal Products
Natura Cosmeticos SA		54,568	2,178
Road & Rail
All America Latina Logistica SA		52,300	2,075
Transportation Infrastructure
Cia de Concessoes Rodoviarias		85,060	2,391
Wireless Telecommunication Services
Telesp Celular Participacoes S.A.	(a)	35,319	123
Telesp Celular Participacoes SA (Preference)	(a)	603,111	2,399
Telesp Celular Participacoes SA ADR	(a)	106,551	416
Tim Participacoes SA (Preference)		479,336,389	888
Tim Participacoes SA ADR		36,000	669
			4,495
			141,870

1

Chile (3.0%)
Airlines
Lan Airlines SA		36,610	1,136
Electric Utilities
Enersis SA ADR		539,480	6,172
			7,308
Colombia (0.9%)
Commercial Banks
BanColombia SA ADR		95,350	2,093
Mexico (34.5%)
Beverages
Femsa ADR		114,400	7,999
Commercial Banks
Grupo Financiero Banorte SA de CV, ‘O’		342,640	3,062
Construction & Engineering
Empresas ICA Sociedad Controladora SA de CV	(a)	2,132,000	815
Construction Materials
Cemex SA de CV		441,894	2,304
Cemex SA de CV ADR		49,900	2,610
			4,914
Food & Staples Retailing
Wal-Mart de Mexico SA de CV ADR		11,579	589
Wal-Mart de Mexico SA de CV, ‘V’		3,668,397	18,702
			19,291
Household Durables
Urbi Desarrollos Urbanos SA de CV	(a)	185,620	1,380
Household Products
Kimberly-Clark de Mexico SA de CV, ‘A’		956,840	3,611
Industrial Conglomerates
Hylsamex SA de CV	(a)	@—	@—
Media
Grupo Televisa SA ADR		246,150	17,651
Metals & Mining
Grupo Mexico SA de CV, ‘B’		730,730	1,440
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR		897,057	23,611
			83,774
Peru (0.5%)
Metals & Mining
Cia de Minas Buenaventura SA ADR		42,490	1,319
TOTAL COMMON STOCKS (Cost $137,625)			238,429

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (2.3%)
United States (2.3%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $5,519 (Cost $5,517)	(a)	$5,517	5,517
TOTAL INVESTMENTS+ (100.6%) (Cost $143,142)			243,946
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)			(1,350)
NET ASSETS (100%)			$242,596

(a)                                  Non-income producing security.

(b)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $143,142,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $100,804,000 of which $102,467,000 related to appreciated securities and $1,663,000 related to depreciated securities.

2

@            Amount is less than $500

ADR       American Depositary Receipt

GDR        Global Depositary Receipt

3

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	941	$422	10/4/05	USD	422	$422	$ @—
BRL	830	372	10/5/05	USD	374	374	2
USD	101	101	10/3/05	BRL	224	100	(1)
		$895				$896	$1

BRL                                 -  Brazilian Real

USD                               -  U.S. Dollar

4

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005